CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 15,506,000	$ 31,425,000
Total current assets	40,691,000	53,305,000
TOTAL ASSETS	203,335,000	223,356,000
Current liabilities
Total current liabilities	48,450,000	45,531,000
Total liabilities	230,160,000	214,901,000
Commitments and Contingencies
Shareholders' Deficit
Common stock	6,000
Additional paid-in capital	163,459,000	159,529,000
Accumulated deficit	(190,017,000)	(151,112,000)
Total stockholders' deficit	(26,825,000)	8,455,000
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	203,335,000	223,356,000
ITHAX ACQUISITION CORP.
Current assets
Cash	525,204	1,000
Prepaid expenses	23,750
Total current assets	548,954	1,000
Deferred offering costs		80,631
Cash and marketable securities held in Trust Account	241,600,623
TOTAL ASSETS	242,149,577	81,631
Current liabilities
Accounts payable and accrued expenses	211,548
Accrued offering costs		17,966
Promissory note - related party		43,556
Total current liabilities	211,548	61,522
Deferred underwriting fee payable	9,082,500
Warrant liabilities	6,702,750
Total liabilities	15,996,798	61,522
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		18,962
Accumulated deficit	(15,454,557)	(4,891)
Total stockholders' deficit	(15,447,844)	20,109
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	242,149,577	81,631
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Current liabilities
Class A ordinary shares subject to possible redemption	241,600,623
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Shareholders' Deficit
Common stock	675
Common Class B [Member] | ITHAX ACQUISITION CORP.
Shareholders' Deficit
Common stock	$ 6,038	$ 6,038